Commitments and Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Commitments and Contingencies
Long-term contracts, contract price	$ 16,267	$ 15,845
Long-term contracts, commitments amount	7,095	12,519
Contractual obligation	1,059,000	1,258,000
Amount of Obligations Expected To Be Paid in the next 12 months	423,000
Refundable deposits of the long term contract for purchase agreements with suppliers	$ 203,000	$ 231,000